Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
16. Commitments and Contingencies

Legal Proceedings

The Company currently is not a party to any material legal proceeding and has no knowledge of any material legal proceeding contemplated by any governmental authority or third party. The Company may be subject to a number of claims and legal proceedings which, in the opinion of our management, are incidental to normal business operations. In managements’ opinion, although final settlement of these claims and suits may impact the financial statements in a particular period, they will not, in the aggregate, have a material adverse effect on the Company’s financial position, cash flows or results of operations.

Indemnity of Directors and Officers

As permitted under Delaware law and required by corporate by-laws, the Company indemnifies and holds harmless its directors and officers for certain events or occurrences while the director or officer is or was serving in such capacity. The maximum potential amount of future payments that could be required under these indemnification obligations is unlimited; however, the Company maintains a Directors and Officers liability insurance policy that enables it to recover a portion of any future amounts paid with a limit of liability of $5,000,000.  The Company may incur an additional liability if indemnity for more than the limit of liability occurred, and such liability may have a material adverse effect on our financial position, cash flows and results of operations. As there were no known or pending claims, the Company has not accrued a liability for such claims as of December 31, 2014.

Warranty Costs

The Company provides for a one-year warranty with the sale of its LAESI instrument. All other product warranties are 90 days from the date of delivery of the goods. As the Company does not currently have sufficient historical data on warranty claims, the Company's estimates of anticipated rates of warranty claims and costs are primarily based on comparable industry metrics. The Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of its product. During the year ended December 31, 2014, the Company recorded accrued warranty expense of $50,000 compared to $81,250 during the year ended December 31, 2013.

University License Agreements

The Company has agreements with universities related to in-licensed technologies as follows:

AGREEMENT WITH WEST VIRGINIA UNIVERSITY (WVU)
The Company has entered into a License and Exclusive Option to License Agreement with the West Virginia University Research Corporation, a nonprofit West Virginia corporation (“WVURC”) acting for and on behalf of WVU. Under the terms of this Agreement, the WVURC has granted the Company an exclusive option to license technology from the laboratories of certain WVU principal investigators in the field of protein discovery for therapeutic, diagnostic and all other commercial fields worldwide.

Under the terms of this Agreement, the Company pays expenses for the preparation, filing and prosecution of related patent applications, and the Company will pay royalties on the net revenue resulting from the sale of products and services that utilize the WVU subject technology.

AGREEMENT WITH GEORGE WASHINGTON UNIVERSITY (GWU)
In December 2008, the Company entered into an Exclusive License Agreement with George Washington University (Washington D.C.) for technology developed in the laboratory of Dr. Akos Vertes Ph.D., Professor of Chemistry, Professor of Biochemistry & Molecular Biology, Founder and Co-Director of the W.M. Keck Institute for Proteomics Technology and Applications, the Department of Chemistry, who is a science advisor to the Company. The technology field is LAESI - laser ablation electrospray ionization, a new method of bioanalytical analysis that enables high throughput biomolecule characterization.

Under the terms of the license agreement, the Company has the exclusive, worldwide rights to commercialize the technology. The Company is obligated to pay expenses for the preparation, filing and prosecution of related patent applications, and the Company will pay royalties on the net revenues resulting from the sale of products and services that utilize the GWU subject technology. During the year ended December 31, 2014, the Company recorded royalty expenses of approximately $45,500 compared to $34,700 as of December 31, 2013. The Company made payments to GWU in the amount of $50,900 in 2014 and the outstanding royalty balance due December 31, 2014 was approximately $29,300.

In November 2012, the Company entered into a Patent License Agreement with George Washington University (Washington D.C) for technology developed in the laboratory of Akos Vertes Ph.D. The technology field is Laser Desorption/Ionization and Peptide Sequencing on Laser-Induced Silicon Microcolumn Arrays (Matrix) and Nanophotonic Production, Modulation and Switching of Ions by Silicon Microcolumn Arrays.

Under the terms of the license agreement, the Company has an exclusive, worldwide license to make, have made, use, import, offer for sale and sell the licensed products. The Company is obligated to pay a license initiation fee of $25,000 and a minimum license diligence resources of $12,500 in year two and $20,000 each year thereafter to develop and commercialize the products, $30,000 milestone payment upon the first sale of a licensed product, and royalties will be 7% of the net sales of licensed products and 5% of the net sales of combination products for combined cumulative net sales up to $50 million. Thereafter, royalties reduce to 6% and 4%, respectively, after taking into account quarterly minimum royalties of $1,500 for the first four quarters after the first sale of a licensed product, $2,500 for the next four quarters, $3,500 for the next four quarters and $6,000 for each succeeding quarter.

AGREEMENT WITH OMICS2IMAGE
In 2014, the Company entered into an agreement with Omics2Image related to the “Next Generation Ambient Imaging Mass Spectrometry for (Bio)polymers and Smart Materials” (“COAST Project”). The Company has committed to fund 60,000 Euros or $77,000 related to the COAST Project over the next twelve month period. Omics2Image agrees to evenly share the value gained from the efforts outlined within the scope of the COAST Project, which may include new intellectual property and the development of a commercial, integrated instrument system. As of December 31, 2014, the Company had made one payment of 20,000 Euros or $25,500 to Omics2Image.

Engineering and Design Services

The Company has engaged Dynamic Manufacturing LLC, a new contract manufacture to produce ten LAESI units. As of December 31, 2014, the Company had received five LAESI units from Dynamic. As of December 31, 2014, the Company had approximately $373,300 in outstanding commitments with Dynamic as well as approximately $124,000 in payables due to Dynamic.

The Company had approximately $21,900 in outstanding commitments with Bridger Photonics for lasers related to the LAESI technology. As of December 31, 2014, the Company owed approximately $59,000 in payables due to Bridger.

Capital Expenditures

In December 2014, the Company made a down payment of $104,524 on a mass spectrometer with Thermo Fisher Scientific. The equipment will be built and received in 2015. The Company will finance the remaining purchase price of the equipment under a capital lease structure. As of December 31, 2014, the Company had about $326,000 in outstanding commitments with Thermo. At December 31, 2014, the Company had no expenses owed to Thermo.

Additionally, the Company made a down payment of $26,266 on a nitrogen generator with Navitas Lease Corp. The equipment will be built and received in 2015. The Company will finance the remaining purchase price of the equipment under a capital lease structure. As of December 31, 2014, the Company had about $68,000 in outstanding commitments with Navitas. At December 31, 2014, the Company had no expenses owed to Navitas.